Supplement to the Statement of Additional Information
                                     for the
                    Lincoln Variable Insurance Products Trust
                              Dated April 30, 2007


                      LVIP UBS Global Asset Allocation Fund



Effective December 31, 2007, the information regarding UBS Global Asset Management in the chart entitled "Other Accounts Managed" in the "Portfolio Managers" section is to be deleted and replaced with the following:

                                        Registered Investment     Other Pooled Investment        Other Accounts
                                              Companies                  Vehicles
                                       ------------------------- -------------------------- -------------------------
Adviser/Sub-Adviser and Portfolio       Number of      Total      Number of      Total       Number of      Total
Manager                                 Accounts     Assets in    Accounts     Assets* in    Accounts     Assets in
                                                        the                       the                        the
                                                     Accounts                  Accounts                   Accounts
---------------------------------------------------------------------------------------------------------------------
UBS Global Asset Management
Edwin Denson(1)                             11       13,680           21        26,984           25        5,206
Thomas Clarke(1)                             7       12,682           21        27,065           11        3,185

     (1) Edwin Denson and Thomas Clarke began serving as portfolio managers effective December 31, 2007. Information provided for Messrs. Denson and Clarke is as of September 30, 2007.


The information regarding UBS under the chart entitled "Other Accounts Managed with Performance-Based Advisory Fees" is to be deleted and replaced with the following:

Adviser/Sub-Adviser and Portfolio Managers           Number of Accounts     Total Assets
                                                    with Incentive Fees
--------------------------------------------------- --------------------- ------------------
UBS Global Asset Management (Americas) Inc.                  1              $187,000,000
(Edwin Denson and Thomas Clarke)(1)

     (1) Edwin Denson and Thomas Clarke began serving as portfolio managers effective December 31, 2007. Information provided for Messrs. Denson and Clarke is as of September 30, 2007.




This Supplement is dated February 6, 2008.




                 Please keep this Supplement with your records.